Employee Benefit Plans (Net Periodic Benefit Cost (Credit)) (Detail) - USD ($) $ in Millions		3 Months Ended		9 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost		$ 41	$ 39	$ 121	$ 118
Interest cost		97	85	296	253
Expected return on plan assets		(177)	(165)	(530)	(498)
Amortization of prior service cost (credit)				1	1
Amortization of net actuarial loss		42	48	124	145
Settlements and curtailment	[1]	2		75	0
Net periodic benefit cost (credit)		5	7	87	19
Pension Benefits | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Service cost		4	4	12	13
Interest cost		7	7	23	21
Expected return on plan assets		(38)	(36)	(116)	(111)
Amortization of prior service cost (credit)		0	0	0	0
Amortization of net actuarial loss		5	4	15	14
Settlements and curtailment	[2]			1	0
Net periodic benefit cost (credit)		(22)	(21)	(65)	(63)
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost		7	7	20	20
Interest cost		17	14	51	42
Expected return on plan assets		(37)	(36)	(105)	(107)
Amortization of prior service cost (credit)		(13)	(13)	(39)	(39)
Amortization of net actuarial loss		2	3	9	8
Settlements and curtailment	[1]			42	0
Net periodic benefit cost (credit)		(24)	(25)	(22)	(76)
Other Postretirement Benefits | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Service cost			1	2	3
Interest cost		3	3	8	8
Expected return on plan assets		(6)	(7)	(20)	(21)
Amortization of prior service cost (credit)		(1)	(1)	(3)	(3)
Amortization of net actuarial loss		0	0	2	2
Settlements and curtailment	[2]			1	0
Net periodic benefit cost (credit)		$ (4)	$ (4)	$ (10)	$ (11)

[1]	Primarily related to a voluntary retirement program.
[2]	Related to a voluntary retirement program.